Stockholders’ Equity (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended		4 Months Ended		12 Months Ended
		Oct. 08, 2024	Jun. 12, 2023	Jun. 01, 2023	Aug. 15, 2022	Jun. 12, 2022	Jul. 10, 2024	Jul. 04, 2024	Mar. 31, 2025	Mar. 31, 2024	Jul. 31, 2022	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Jun. 30, 2024	Sep. 27, 2023	Sep. 26, 2023	Jun. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued									72,008,144				71,008,144	69,931,056
Common stock, shares outstanding									72,008,144				71,008,144	69,931,056
Share price															$ 1.00	$ 1.00			$ 1.00
Proceeds from private placement													$ 755,000	$ 1,000,000
Share price													$ 0.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									14,922,175	14,096,675			15,072,175	15,544,175						13,943,842
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price									$ 0.44	$ 0.42			$ 0.51	$ 0.42						$ 0.4
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares													13,125,925
Options granted													1,715,500	2,467,000
Stock based compensation									$ 54,000	$ 206,000			$ 485,000	$ 1,682,000
Unrecognized compensation cost													$ 356,000
Cost recognition period													4 years
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted		225,000			88,000	2,272							43,174
Consultant [Member] | Four Tranches [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted				176,000									176,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	[1]												$ 0.52	$ 0.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period									1 year				1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									3 years				3 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period									3 years				5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									10 years				10 years
Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									7,535,675				7,535,675
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price									$ 0.32				$ 0.32
Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									7,131,000				7,281,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price									$ 0.58				$ 0.58
Exercise Price Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									255,500				255,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price									$ 0.01				$ 0.01
Securities Purchase Agreement [Member] | 2024 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from private placement							$ 755,000,000
Warrant [Member] | Securities Purchase Agreement [Member] | 2024 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 1.00
Warrants to purchase shares of common stock								1,208,000
Common Stock [Member] | 2020 Incentive Stock Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized for issuance																	17,500,000	16,000,000
Common Stock [Member] | Securities Purchase Agreement [Member] | 2024 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								755,000
Share price								$ 1.00
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value of shares issued												$ 3,525,000
Issuance cost												$ 223,000
Number of shares issued												5,507,813
Share price												$ 0.64
Investor [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from private placement											$ 3,625,000
Investor [Member] | Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from private placement			$ 1,000,000
Investor [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price												$ 0.64
Investor [Member] | Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price											$ 1.10
Warrants to purchase shares of common stock											4,119,321
Investor [Member] | Warrant [Member] | Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price			$ 1.40
Warrants to purchase shares of common stock			1,000,000
Investor [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued											4,119,321
Investor [Member] | Common Stock [Member] | Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			1,000,000
Share price			$ 1.00

[1]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in June and July 2024 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $1.00. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.